Post-Employment Benefits (Tables) (AbbVie sponsored plans)	12 Months Ended
Dec. 31, 2012
AbbVie sponsored plans
Employee Benefit Plans
Schedule of estimated amounts that will be assumed

The estimated amounts that will be assumed by AbbVie in 2013 are shown in the table below.

(in millions)	Defined benefit plans	Other post-employment plans

Accumulated benefit obligations	$2,456	$318
Deferred losses	(1,422)	(59)
Projected benefit obligations	2,929	318
Fair value of assets	2,295	—

Net liability	$634	$318

Schedule of benefit plan information

	Defined benefit plans		Other post-employment plans
as of and for the years ended December 31 (in millions)	2012	2011	2012

Projected benefit obligations
Beginning of period	$649	$636	$—
Service cost	21	18	—
Interest cost	38	32	—
Assumption of plan liabilities	797	—	231
Actuarial loss (gain)	182	(1)	—
Benefits paid	(40)	(35)	—
Other, primarily foreign currency translation loss (gain)	22	(1)	—

End of period	$1,669	$649	$231

Fair value of plan assets
Beginning of period	$230	$201	$—
Actual return on plans assets	42	—	—
Company contributions	46	64	—
Assumption of plan assets	620	—	—
Benefits paid	(40)	(35)	—

End of period	898	230	—

Funded status at December 31	$(771)	$(419)	$(231)

Amounts recognized in combined balance sheets
Other assets	$11	$—	$—
Current liabilities	(27)	(22)	(7)
Long-term liabilities	(755)	(397)	(224)

Net liability at December 31	$(771)	$(419)	$(231)

Actuarial losses, net	$526	$97	$69
Prior service cost	10	1	(1)

AOCI at December 31	$536	$98	$68

Summary of pretax losses included in OCI

(in millions)

Actuarial loss	$167
Prior service cost	9
Amortization of prior service cost and actuarial losses	(7)
Foreign exchange loss	5

Total pretax loss recognized in OCI at December 31, 2012	$174

Actuarial loss	$19
Amortization of prior service cost and actuarial losses	(2)
Foreign exchange loss	2

Total pretax loss recognized in OCI at December 31, 2011	$19

Schedule of net periodic benefit cost

years ended December 31 (in millions)	2012	2011	2010

Service cost	$21	$18	$15
Interest cost	38	32	32
Expected return on plans assets	(29)	(21)	(16)
Amortization of actuarial losses and prior service costs	7	2	1

Net periodic pension benefit cost	$37	$31	$32

Schedule of weighted-average assumptions used in determining benefit obligations at the measurement date

	2012	2011

Discount rate	4.0%	5.1%
Rate of compensation increases	3.9%	4.2%

Schedule of weighted-average assumptions used in determining net periodic benefit cost

	2012	2011	2010

Discount rate	5.1%	5.0%	5.4%
Expected long-term rate of return on plan assets	8.5%	8.5%	8.5%
Expected rate of change in compensation	4.2%	4.1%	3.7%

Schedule of pension plan assets

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Equities
U.S. large cap(a)	$232	$232	$—	$—
U.S. mid cap(b)	45	31	14	—
International(c)	276	234	42	—
Fixed income securities
U.S. government securities(d)	73	24	49	—
Corporate debt instruments(e)	109	93	16	—
Government Securities International	26	26	—	—
Other	2	1	1	—
Absolute return funds(f)	90	22	37	31
Real assets	18	9	7	2
Other(g)	27	27	—	—

Fair value of plan assets	$898	$699	$166	$33

		Basis of fair value measurement
(in millions)	Balance at December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Equities
U.S. large cap(a)	$54	$53	$1	$—
U.S. mid cap(b)	17	5	12	—
International(c)	27	2	25	—
Fixed income securities
U.S. government securities(d)	35	16	19	—
Corporate debt instruments(e)	14	3	11	—
Other	2	2	—	—
Absolute return funds(f)	71	12	32	27
Other(g)	10	2	8	—

Fair value of plan assets	$230	$95	$108	$27

(a)
A mix of index funds that track the S&P 500 (50 percent in 2012 and 45 percent in 2011) and separate actively managed equity accounts that are benchmarked to the Russell 1000 (50 percent in 2012 and 55 percent in 2011).

(b)
A mix of index funds (75 percent) and separate actively managed equity accounts (25 percent) that track or are benchmarked to the S&P 400 midcap index.
(c)
Primarily separate actively managed pooled investment accounts that are benchmarked to the MSCI emerging market and various local indices.

(d)
Index funds (50 percent in 2012 and 45 percent in 2011) and separate actively managed accounts (50 percent in 2012 and 55 percent in 2011).

(e)
Index funds (20 percent in 2012 and 40 percent in 2011) and separate actively managed accounts (80 percent in 2012 and 60 percent in 2011).

(f)
Primarily funds invested by managers that have a global mandate with the flexibility to allocate capital broadly across a wide range of asset classes and strategies including, but not limited to equities, fixed income, commodities, interest rate futures, currencies and other securities to outperform an agreed upon benchmark with specific return and volatility targets.

(g)
Primarily investments in liquid commodity future contracts, private energy funds, cash and cash equivalents.

Summary of change in the value of plan assets that are measured using significant unobservable inputs (Level 3)

(in millions)	2012	2011

January 1	$27	$22
Transfers in from other categories	—	3
Actual return on plan assets on hand at year end	3	(1)
Purchases, sales and settlements, net	3	3

December 31	$33	$27

Schedule of expected pension and other post-employment payments

(in millions)	Defined benefit plans	Other post-employment plans

2013	$58	$7
2014	59	7
2015	60	8
2016	64	8
2017	65	9
2018 to 2022	363	53